Simple Agreement for Future Equity (SAFE) (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jan. 06, 2022	Jan. 05, 2022
Simple Agreement for Future Equity [Abstract]
Collateralized agreement	$ 1,500,000	$ 500,000	$ 500,000	$ 1,000,000
Equity financing	$ 20,000,000
Converted shares (in Shares)	262,260
Purchase price (in Dollars per share)	$ 12.1
Purchase price total	$ 3,173,346